BUSINESS COMBINATIONS - Tamarac (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 14, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 10, 2020	Jul. 30, 2020	Aug. 14, 2019
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%			100.00%	100.00%
Earn-out earned and paid			$ 1,000,000
Amount of holdback to be paid out over three years after closing			$ 1,000,000
Holdback payments term			3 years
Payments made from the holdback			$ 330,000
Tamarac
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired						100.00%
Purchase price	$ 10,000,000
Additional earn out compensation	$ 1,000,000
Amount of holdback to be paid out over three years after closing		$ 1,000,000	$ 1,000,000
Holdback payments term		3 years	3 years